Summary of Significant Accounting Policies - Schedule of Prepayments and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Prepayments and Other Current Assets [Abstract]
Prepaid insurance	$ 651	$ 7
Deposits and prepayments	854	1,016
Loan receivable	91	110
Inventory asset	18	19
Prepaid Taxes		9
Total	$ 1,614	$ 1,161